Note 12 - Goodwill	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Goodwill Disclosure [Text Block]
12.	Goodwill

			Asia	Investment
	Americas	EMEA	Pacific	Management	Consolidated

Balance, December 31, 2018	$207,799	253,752	46,931	379,412	$887,894
Goodwill acquired during the year	11,970	846	45,405	-	58,221
Other items	330	4,404	-	-	4,734
Foreign exchange	311	(1,669)	(9)	(261)	(1,628)
Balance, December 31, 2019	220,410	257,333	92,327	379,151	949,221
Goodwill acquired during the year	117,984	-	-	-	117,984
Other items	-	-	150	-	150
Foreign exchange	(667)	18,213	2,942	1,141	21,629
Balance, December 31, 2020	337,727	275,546	95,419	380,292	1,088,984
Goodwill	363,998	278,858	95,419	380,292	1,118,567
Accumulated impairment loss	(26,271)	(3,312)	-	-	(29,583)
	$337,727	$275,546	$95,419	$380,292	$1,088,984

A test for goodwill impairment is required to be completed annually, in the Company's case as of
August 1,
or more frequently if events or changes in circumstances indicate the asset might be impaired.
No
goodwill impairments were recorded in
2020
or
2019.
The accumulated impairment loss reflects a goodwill impairment incurred in
2009.